COMMITMENTS (Details) CAD in Millions	Dec. 31, 2015 CAD
Commitments and Contingencies [Line Items]
2016	CAD 9.7
2017	4.5
2018	4.2
2019	1.6
2020	0.7
Subsequent to 2020	0.1
Operating Leases, Future Minimum Payments Due	CAD 20.8